Interests in associates and joint ventures - Associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets [abstract]
Non-current assets	€ 82,847	€ 82,236	€ 82,582	€ 81,701	€ 82,406
Current assets	26,803	25,834	25,094
Total assets	109,650	108,071	107,676	106,689	104,262
Equity and liabilities [abstract]
Shareholder's equity	34,956	35,361	37,200	34,561	33,364
Non-current liabilities	45,471	45,434	42,182	44,360	39,491
Current liabilities	29,223	27,276	28,294
Total equity and liabilities	109,650	108,071	107,676	€ 106,689	€ 104,262
Consolidated income statement
Revenue	43,471	42,522	42,270
Operating income	4,801	2,521	5,521
Finance costs, net	(920)	(782)	(1,314)
Income tax	(1,265)	(962)	848
Net income	2,617	778	€ 5,055
Orange Concessions
Assets [abstract]
Non-current assets	3,699	3,029
Current assets	417	519
Total assets	4,115	3,548
Equity and liabilities [abstract]
Shareholder's equity	2,117	1,991
Non-current liabilities	1,494	1,054
Current liabilities	505	502
Total equity and liabilities	4,115	3,548
Consolidated income statement
Revenue	768	112
Operating income	(7)	(16)
Finance costs, net	(35)	(5)
Income tax	8	7
Net income	(35)	(14)
Swiatlowod Inwestycje
Assets [abstract]
Non-current assets	372	168
Current assets	197	171
Total assets	569	339
Equity and liabilities [abstract]
Shareholder's equity	281	257
Non-current liabilities	198	45
Current liabilities	90	36
Total equity and liabilities	569	339
Consolidated income statement
Revenue	29	7
Operating income	(4)	(3)
Finance costs, net	(5)	16
Income tax	1	(3)
Net income	€ (8)	€ 10